AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                              ("Separate Account")

                                  Supplement to
                                Overture Acclaim!
                          Prospectus Dated May 1, 2007

                        Supplement Dated February 6, 2008

The CHARGES BASE POLICY CHARGES section of the prospectus is amended by adding back the following text and table that were inadvertently omitted from the May 1, 2007 prospectus. The following text and table are re-inserted immediately after the first table on page 5:

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

------------------------------------------------------------------------------ ------------------ ------------------
                                                                                                      Guaramteed
                                                                                      Current           Maximum
                                                                                        Fee               Fee
------------------------------------------------------------------------------------------------- ------------------
ANNUAL POLICY FEE
------------------------------------------------------------------------------ ------------------ ------------------
ANNUAL POLICY FEE (Waived if Policy value is at least $50,000.)                       $40                $40
--------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (deducted daily from assets allocated to the Separate Account to equal the annual % shown)
                      -----
------------------------------------------------------------------------------ ------------------ ------------------
MORTALITY & EXPENSE RISK CHARGE                                                      1.25%              1.25%
ADMINISTRATIVE EXPENSE FEE                                                           0.15%              0.15%
------------------------------------------------------------------------------ ------------------ ------------------

All other provisions of your prospectus remain as previously stated.

          Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-745-1112.